ACQUISITION - Narrative (Details) shares in Thousands, CAD in Millions		3 Months Ended	12 Months Ended
	Oct. 02, 2017 CAD shares	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD business	Dec. 31, 2016 CAD
Disclosure of detailed information about business combination [line items]
Purchase price consideration		CAD 6,400	CAD 6,400	CAD 566
Number of principal businesses | business			2
Repayments of borrowings			CAD 1,279	CAD 333
Veresen
Disclosure of detailed information about business combination [line items]
Purchase price consideration	CAD 6,400
Cash consideration	1,522
Repayments of borrowings	152
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		25
Revenue of acquiree since acquisition date		15
Profit (loss) of acquiree since acquisition date		CAD 111
Revenue of combined entity as if combination occurred at beginning of period			44
Profit (loss) of combined entity as if combination occurred at beginning of period			CAD 247
Ordinary shares | Veresen
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	CAD 4,356
Preferred share capital | Veresen
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer (in shares) | shares	99,466
Equity interests of acquirer	CAD 522